BORROWINGS (Details) R$ in Thousands, $ in Thousands		3 Months Ended	12 Months Ended
	Dec. 27, 2019	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Beginning balance				$ 0
Acquisition of Beadell (note 5)				69,623
Borrowings				32,210
Interest accrued				2,517
Principal repayments				(58,968)
Interest payments				(2,517)
Foreign exchange				(172)
Closing balance		$ 42,693		42,693
Current		38,066		38,066
Non-current		$ 4,627		$ 4,627
Adjustment to nominal interest rate basis		5.00%		5.00%
MACA Limited loan
Disclosure of detailed information about borrowings [line items]
Beginning balance				$ 0
Acquisition of Beadell (note 5)				38,822
Borrowings				0
Interest accrued				1,490
Principal repayments				(22,529)
Interest payments				(1,477)
Foreign exchange				(246)
Closing balance		$ 16,060		16,060
Current		11,433		11,433
Non-current		$ 4,627		$ 4,627
Nominal interest rate		5.80%		5.80%
Nominal interest rate basis			Reserve Bank of Australia reserve	Reserve Bank of Australia reserve
Adjustment to nominal interest rate basis		5.00%		5.00%
Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Beginning balance				$ 0
Acquisition of Beadell (note 5)				10,500
Borrowings				0
Interest accrued				155
Principal repayments				(10,500)
Interest payments				(205)
Foreign exchange				50
Closing balance		$ 0		0
Current		0		0
Non-current		$ 0		$ 0
Nominal interest rate		6.00%		6.00%
Santander Itau Facility
Disclosure of detailed information about borrowings [line items]
Beginning balance				$ 0
Acquisition of Beadell (note 5)				5,007
Borrowings				0
Interest accrued				98
Principal repayments				(5,000)
Interest payments				(154)
Foreign exchange				49
Closing balance		$ 0		0
Current		0		0
Non-current		$ 0		$ 0
Nominal interest rate		5.90%		5.90%
Unsecured bank facilities
Disclosure of detailed information about borrowings [line items]
Beginning balance				$ 0
Acquisition of Beadell (note 5)				15,029
Borrowings		$ 1,500		18,600
Interest accrued				688
Principal repayments				(17,700)
Interest payments				(583)
Foreign exchange				0
Current		16,034		16,034
Non-current		$ 0		$ 0
Nominal interest rate		5.50%		5.50%
Bank overdraft
Disclosure of detailed information about borrowings [line items]
Beginning balance				$ 0
Acquisition of Beadell (note 5)				265
Borrowings				3,610
Interest accrued				76
Principal repayments				(3,239)
Interest payments				(98)
Foreign exchange				(25)
Closing balance		$ 589	R$ 237	589
Current		589		589
Non-current		$ 0		$ 0
Nominal interest rate		13.70%		13.70%
IXM Note
Disclosure of detailed information about borrowings [line items]
Beginning balance				$ 0
Acquisition of Beadell (note 5)				0
Borrowings				10,000
Interest accrued				10
Principal repayments				0
Interest payments				0
Foreign exchange				0
Closing balance		$ 10,010		10,010
Current		10,010		10,010
Non-current		$ 0		$ 0
Nominal interest rate basis	3-month USD LIBOR
Adjustment to nominal interest rate basis	5.00%